Financial instruments - Maturity of Non-Derivative Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 518,241
Contractual cash flows	723,238
Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Carrying value	418,057
Contractual cash flows	612,040
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying value	84,603
Contractual cash flows	84,603
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,618
Contractual cash flows	15,632
Leases
Disclosure of detailed information about financial instruments [line items]
Carrying value	10,963
Contractual cash flows	10,963
Up to 12 months
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	127,359
Up to 12 months | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	33,366
Up to 12 months | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	84,603
Up to 12 months | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
Up to 12 months | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	9,390
1 - 2 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	38,074
1 - 2 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	31,112
1 - 2 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
1 - 2 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	6,295
1 - 2 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	667
3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	91,958
3 - 5 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	82,562
3 - 5 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
3 - 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	8,768
3 - 5 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	628
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	465,569
More than 5 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	465,000
More than 5 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
More than 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	569
More than 5 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	$ 0